Shareholder Report, Line Graph And Average Annual Return (Details) - USD ($)		12 Months Ended		60 Months Ended	120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Dynamic Total Return Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 12,632		$ 12,632	$ 12,632	$ 11,339	$ 10,805	$ 12,106	$ 10,639	$ 10,609	$ 9,749	$ 10,222	$ 9,651	$ 9,584	$ 9,425
Average Annual Return, Percent		5.03%		2.33%	2.36%
BNY Mellon Dynamic Total Return Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		11.40%		3.55%	2.97%
BNY Mellon Dynamic Total Return Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 12,437		$ 12,437	$ 12,437	11,250	10,797	12,192	10,796	10,850	10,045	10,607	10,088	10,095	10,000
Average Annual Return, Percent		9.55%	[1]	2.77%	2.20%
BNY Mellon Dynamic Total Return Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		10.55%		2.77%	2.20%
BNY Mellon Dynamic Total Return Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 13,741		$ 13,741	$ 13,741	12,308	11,693	13,069	11,462	11,402	10,457	10,930	10,295	10,192	10,000
Average Annual Return, Percent		11.64%		3.81%	3.23%
BNY Mellon Dynamic Total Return Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,378,578		$ 1,378,578	$ 1,378,578	1,234,511	1,173,490	1,311,748	1,150,152	1,143,975	1,048,268	1,095,026	1,030,807	1,020,500	1,000,000
Average Annual Return, Percent		11.67%		3.80%	3.26%
BNY Mellon Dynamic Total Return Fund | Bloomberg Global Aggregate Index (Hedged) (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Global Aggregate Index (Hedged) (broad-based index)
Account Value		$ 12,326		$ 12,326	$ 12,326	11,214	11,024	12,546	12,651	12,127	10,958	10,936	10,803	10,272	10,000
Average Annual Return, Percent	[2]	9.92%		0.33%	2.12%
BNY Mellon Dynamic Total Return Fund | MSCI World Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	MSCI World Index (broad-based index)
Account Value		$ 25,426		$ 25,426	$ 25,426	19,020	17,216	21,119	15,040	14,412	12,789	12,642	10,297	10,177	10,000
Average Annual Return, Percent	[2]	33.68%		12.03%	9.78%
BNY Mellon Dynamic Total Return Fund | FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.59%		2.44%	1.71%
BNY Mellon Dynamic Total Return Fund | FTSE World Government Bond Index**
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index
Average Annual Return, Percent	[3],[4]	8.37%		(2.85%)	(0.47%)
BNY Mellon Dynamic Total Return Fund | Hybrid Index**
Account Value [Line Items]
Line Graph and Table Measure Name		Hybrid Index
Account Value		$ 25,426		$ 25,426	$ 25,426	19,020	17,216	21,119	15,040	14,412	12,789	12,642	10,297	10,177	10,000
Average Annual Return, Percent	[3],[4]	23.04%		6.11%	5.81%
BNY Mellon Global Dynamic Bond Income Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Account Value		$ 11,324		$ 11,324	$ 11,324	10,458	10,112	11,447	11,255	10,952	10,090	10,082	9,841	9,536	9,550
Average Annual Return, Percent		3.44%		(0.25%)	1.25%
BNY Mellon Global Dynamic Bond Income Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		8.28%		0.67%	1.72%
BNY Mellon Global Dynamic Bond Income Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 10,987		$ 10,987	$ 10,987	10,223	9,956	11,364	11,262	11,035	10,246	10,312	10,151	9,906	10,000
Average Annual Return, Percent		6.47%	[5]	(0.09%)	0.95%
BNY Mellon Global Dynamic Bond Income Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		7.47%		(0.09%)	0.95%
BNY Mellon Global Dynamic Bond Income Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 12,157		$ 12,157	$ 12,157	11,194	10,795	12,191	11,957	11,602	10,665	10,625	10,359	10,007	10,000
Average Annual Return, Percent		8.60%		0.94%	1.97%
BNY Mellon Global Dynamic Bond Income Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,223,358		$ 1,223,358	$ 1,223,358	1,125,548	1,084,761	1,222,955	1,196,863	1,161,214	1,067,194	1,064,002	1,036,332	1,000,900	1,000,000
Average Annual Return, Percent		8.69%		1.05%	2.04%
BNY Mellon Global Dynamic Bond Income Fund | Bloomberg Global Aggregate Index (Hedged) (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg Global Aggregate Index (Hedged) (broad-based index)
Account Value		$ 12,326		$ 12,326	$ 12,326	11,214	11,024	12,546	12,651	12,127	10,958	10,936	10,803	10,272	10,000
Average Annual Return, Percent	[6]	9.92%		0.33%	2.12%
BNY Mellon Global Dynamic Bond Income Fund | Hybrid Index**
Account Value [Line Items]
Account Value		$ 11,785		$ 11,785	$ 11,785	11,170	10,653	10,564	10,560	10,486	10,249	10,086	10,019	10,001	10,000
BNY Mellon Global Dynamic Bond Income Fund | FTSE One-Month U.S. Treasury Bill Index***
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.51%		2.37%	1.66%
BNY Mellon Global Dynamic Bond Income Fund | USD 30-day Compounded SOFR**
Account Value [Line Items]
Line Graph and Table Measure Name		USD 30-day Compounded SOFR
Account Value		$ 11,785		$ 11,785	$ 11,785	11,170	10,653	10,564	10,560	10,486	10,249	10,086	10,019	10,001	10,000
Average Annual Return, Percent	[7]	5.31%		2.29%
BNY Mellon Global Real Return Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 13,208		$ 13,208	$ 13,208	11,478	11,864	13,206	11,530	11,149	10,047	10,052	10,005	9,540	9,425
Average Annual Return, Percent		8.47%		2.23%	2.82%
BNY Mellon Global Real Return Fund | Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		15.07%		3.45%	3.43%
BNY Mellon Global Real Return Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 12,996		$ 12,996	$ 12,996	11,371	11,849	13,290	11,694	11,401	10,349	10,439	10,463	10,049	10,000
Average Annual Return, Percent		13.29%		2.66%	2.66%
BNY Mellon Global Real Return Fund | Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		14.29%		2.66%	2.66%
BNY Mellon Global Real Return Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 14,366		$ 14,366	$ 14,366	12,450	12,839	14,261	12,426	11,988	10,773	10,761	10,673	10,149	10,000
Average Annual Return, Percent		15.39%		3.69%	3.69%
BNY Mellon Global Real Return Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,447,741		$ 1,447,741	$ 1,447,741	1,254,107	1,292,627	1,434,181	1,247,548	1,203,500	1,080,729	1,078,141	1,068,313	1,015,700	1,000,000
Average Annual Return, Percent		15.44%		3.77%	3.77%
BNY Mellon Global Real Return Fund | Bloomberg Global Aggregate Index (Hedged) (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg Global Aggregate Index (Hedged) (broad-based index)
Account Value		$ 12,326		$ 12,326	$ 12,326	11,214	11,024	12,546	12,651	12,127	10,958	10,936	10,803	10,272	10,000
Average Annual Return, Percent	[8]	9.92%		0.33%	2.12%
BNY Mellon Global Real Return Fund | MSCI World Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[8]	MSCI World Index (broad-based index)
Average Annual Return, Percent	[8]	33.68%		12.03%	9.78%
BNY Mellon Global Real Return Fund | FTSE One-Month U.S. Treasury Bill Index***
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Average Annual Return, Percent		5.51%		2.37%	1.66%
BNY Mellon Global Real Return Fund | USD 30-day Compounded SOFR**
Account Value [Line Items]
Line Graph and Table Measure Name		USD 30-day Compounded SOFR
Account Value		$ 25,426		$ 25,426	$ 25,426	19,020	17,216	21,119	15,040	14,412	12,789	12,642	10,297	10,177	10,000
Average Annual Return, Percent		5.31%		2.29%
BNY Mellon Global Real Return Fund | USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†
Account Value [Line Items]
Line Graph and Table Measure Name		USD 1-month LIBOR/USD 30 DAY Compounded SOFR (linked)†
Account Value		$ 25,426		$ 25,426	$ 25,426	$ 19,020	$ 17,216	$ 21,119	$ 15,040	$ 14,412	$ 12,789	$ 12,642	$ 10,297	$ 10,177	$ 10,000
Average Annual Return, Percent	[9]	5.32%		2.32%	1.73%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of September 1, 2024.

[3]	Effective as of September 1, 2024, changes were made to the Fund's performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.
[4]	Effective as of September 1, 2024, changes were made to the Fund’s performance benchmarks. Performance of the FTSE World Government Bond Index and Hybrid Index will not be shown in the future.
[5]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[6]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

[7]

Effective as of October 31, 2024, changes were made to the Fund’s performance benchmarks. Performance of the USD 30-day Compounded SOFR will not be shown in the future. The first value date of the Secured Overnight Financing Rate (SOFR) was published April 2, 2018.

[8]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

[9]	Links USD 1-Month LIBOR through November 1, 2021 (when the Fund’s performance baseline benchmark changed) and USD 30-day Compounded SOFR thereafter.